Business Overview and Basis of Presentation (Details) - USD ($)			12 Months Ended
	Nov. 29, 2024	Jun. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 19, 2024	Aug. 21, 2024
Business Overview and Basis of Presentation [Line Items]
Par value (in Dollars per share)	$ 0.000005		$ 0.001
Authorized share capital (in Dollars)	$ 2,500		$ 500,000
Forward stock split shares	99,500,000,000
Forward stock split	1:200 forward stock split
Loan repayment (in Dollars)			$ 4,000,000	$ 5,000,000
Stock Split [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	500,000,000
Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Stock split ordinary shares	1
Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Stock split ordinary shares	200
Novel Majestic [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	931,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage						18.62%
Cosmic Magnet [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage						4.90%
Dragon Circle [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage						4.90%
Rosywood Holdings [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage						4.90%
Golden Legend [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	167,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage	25.00%
Golden Legend [Member] | Mr. Xie [Member]
Business Overview and Basis of Presentation [Line Items]
Shares percentage						3.34%
Mega Origin [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	3,167,200
Par value (in Dollars per share)	$ 0.000005
Delixy Energy Pte. Ltd. [Member]
Business Overview and Basis of Presentation [Line Items]
Incorporated date			Sep. 10, 2007
Issued share capital			1,000,000
Delixy International Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital		50,000
Par value (in Dollars per share)		$ 1
Divided authorized share capital		1,000
Delixy Holdings Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Par value (in Dollars per share)			$ 0.001
Divided authorized share capital			500,000,000
Authorized share capital (in Dollars)			$ 500,000
Mega Origin [Member] | Mr. Xie [Member]
Business Overview and Basis of Presentation [Line Items]
Shares percentage					63.34%